Document and Entity Information	6 Months Ended
Jun. 30, 2024
Entity Registrant Name	TOWER SEMICONDUCTOR LTD.
Entity Central Index Key	0000928876
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Document Type	6-K
Document Period End Date	Jun. 30, 2024
Entity File Number	000-24790
Entity Address, Address Line One	Ramat Gavriel Industrial Park
Entity Address, Address Line Two	P.O. Box 619
Entity Address, City or Town	Migdal Haemek
Entity Address Country	IL
Entity Address, Postal Zip Code	2310502